CASH (Details) - Open World Ltd. [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Cash	$ 723,584	$ 3,980,712
Restricted cash	5,838	44,473
Total cash	$ 729,422	$ 4,025,185